Summary of Significant Accounting Policies - Additional Information (Detail)				1 Months Ended			12 Months Ended
	Jun. 30, 2020 AUD ($)	Jan. 31, 2019 AUD ($)	Jan. 31, 2019 USD ($)	Jan. 19, 2019 AUD ($) $ / shares shares	Dec. 04, 2018 AUD ($) $ / shares shares	Jul. 26, 2018 AUD ($)	Jun. 30, 2019 AUD ($) $ / shares shares	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
Summary of Significant Accounting Policies [Line Items]
Loss for the period							$ (35,160,227)	$ (16,519,155)	$ (11,511,024)
Cash used in operation							(27,485,659)	(16,372,024)	(8,557,524)
Proceeds from issuance of shares and options							$ 45,036,886	$ 29,760,563	$ 9,048,102
Shares iIssued in equity transactions | shares							65,000,000
Price per shares | $ / shares							$ 0.050
Gross proceeds from issuance of shares						$ 3,250,000
Revenue		$ 10,300,000
BARDA [member] | RECELL System [member]
Summary of Significant Accounting Policies [Line Items]
Revenue			$ 7,594,620
Share Purchase Plan [member]
Summary of Significant Accounting Policies [Line Items]
Shares iIssued in equity transactions | shares				22,061,250
Price per shares | $ / shares				$ 0.080
Gross proceeds from issuance of shares				$ 1,764,900
Tranche 1 [member]
Summary of Significant Accounting Policies [Line Items]
Price per shares | $ / shares					$ 0.080
Shares issued in equity transactions | shares					310,047,015
Gross proceeds from issuance of shares					$ 24,803,761
Tranche 2 [member]
Summary of Significant Accounting Policies [Line Items]
Price per shares | $ / shares					$ 0.080
Shares issued in equity transactions | shares					189,952,985
Gross proceeds from issuance of shares					$ 15,196,239
Bottom of range [member]
Summary of Significant Accounting Policies [Line Items]
Trade receivables at fair value term								90 days
Top of range [member]
Summary of Significant Accounting Policies [Line Items]
Trade receivables at fair value term								30 days
IFRS 16 [member] | Unlikely Scenario Forecast [member]
Summary of Significant Accounting Policies [Line Items]
Changes lease asssets	$ 1,599,724
Changes financial liabilities	$ 1,725,540